2. Management' statement, basis for preparing and presenting the financial statements	12 Months Ended
Dec. 31, 2020
Management Statement Basis For Preparing And Presenting Financial Statements
Management' statement, basis for preparing and presenting the financial statements
2.	Management’s statement, basis for preparing and presenting the financial statements

The Company’s financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements were prepared using the Brazilian Real (“R$”) as the functional and presentation currency. Figures are expressed in thousands of Brazilian reais, except when stated otherwise. The items disclosed in foreign currencies are duly identified, when applicable.

The preparation of the Company’s financial statements requires Management to make judgments, use estimates, and adopt assumptions affecting the stated amounts of revenues, expenses, assets, and liabilities. However, the uncertainty inherent in these judgments, assumptions, and estimates could give rise to results that require a material adjustment of the book value of certain assets and liabilities in future reporting fiscal years.

The Company is continually reviewing its judgments, estimates, and assumptions.

Management, when preparing these financial statements, used the following disclosure criteria: (i) regulatory requirements; (ii) relevance and specificity of the information on the Company’s operations to users; (iii) the informational needs of users of financial statements; and (iv) information from other entities in the same industry, mainly in the foreign market.

Management confirms that all the material information in these financial statements are being demonstrated and corresponds to the information used by Management in the development of its business management activities.

The financial statements have been prepared based on historical cost, with the exception of the following material items recognized in the statements of financial positions:

·	short-term investments classified as cash and cash equivalents measured at fair value;
·	short-term investments mainly comprising exclusive investment funds, measured at fair value;
·	restricted cash measured at fair value;
·	derivative financial instruments measured at fair value; and
·	investments accounted for using the equity method.

The Company’s financial statements as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018 have been prepared assuming that it will continue as going concern, realizing assets and settling liabilities in the normal course of business. Refer to Note 1.2. regarding the substantial doubt of the Company’s ability to continue as a going concern.